Long-term debt - Debt Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
2018	$ 511
2019	485
Total debt principal	$ 996	$ 9,608